Note 8 - Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	March 31, 2014	December 31, 2013
Notes payable for insurance premiums due in monthly installments through April, 2014, 6.73% fixed rate	$86,467	$309,035
9% Series B Senior Secured Redeemable Debentures due on various dates ranging from September 30, 2013 to February 28, 2014, continues in default	90,000	90,000
Note payable collateralized by building due in monthly installments with a balloon payment at November 30, 2017, 5.7% fixed rate(2)	1,324,581	1,347,051
Notes payable collateralized by equipment due in montly installments from December 9, 2014 to August 25, 2018, various rates from 4.25% to 15.05% (3)	4,235,570	4,674,817
Note payable collateralized by real estate due in monthly installments though December 28, 2032, 4.25% variable rate	1,074,455	1,083,886
10% convertible promissory note to a related party due in quarterly installments commencing May 17, 2013 due February 17, 2017, 10% fixed rate	1,650,000	1,787,500
Promissory notes assumed in acquisition secured by accounts receivable, inventory and equipment due on demand, maturing January 25, 2013 and February 10, 2013, 7% fixed rate, which are now in default, accruing at 18% (4)	1,016,853	979,863
Note payable collateralized by real estate due in monthly installments, maturing September 1, 2026, 6% variable rate	42,576	42,786
Note payable assumed in acquisition collateralized by equipment due in monthly installments, maturing January 20, 2013 to November 2, 2017, rates ranging from 4.99% to 12.93%	244,312	257,176
Note payable assumed in acquisition collateralized by equipment due in monthly capital lease installments, maturing September 14, 2014 to January 11, 2017, rates ranging from 11.23% to 12.08% (1)	717,311	807,376
Note payable collateralized by property and equipment due in monthly installments, maturing September 13, 2023, 3.25% variable rate	1,052,641	1,076,468
Promissory note to related party interest and principal due April 30, 2014, 13% fixed rate	1,500,000	1,382,341
Notes payable for MAG TankTM financing in 2013, including $200 thousand to related parties, with interest due on the first of each month, maturing on various dates from November 14, 2014 to December 19, 2014, 15% fixed rate	1,463,372	1,443,652
Notes payable for MAG TankTM financing in 2014 with interest due on the first of each month, maturing on February 28, 2015 and March 14, 2015, 15% fixed rate	1,096,633	-
	15,594,771	15,281,951
Less: current portion	(8,187,035)	(7,226,951)
Total long-term debt	$7,407,736	$8,055,000

	December 31, 2013	December 31, 2012
Notes payable for insurance premiums due in monthly installments through April, 2014, 6.73% fixed rate	$309,035	$127,090
9% Series B Senior Secured Redeemable Debentures due on various dates ranging from September 30, 2013 to February 28, 2014	90,000	90,000
Note payable collateralized by building due in monthly installments with a balloon payment at November 30, 2017, 5.7% fixed rate (2)	1,347,051	1,415,582
Notes payable collateralized by equipment due in monthly installments from December 9, 2014 to August 25, 2018, various rates described below (3)	4,674,817	5,140,056
Note payable collateralized by real estate due in monthly installments through December 28, 2032, 4.25% variable rate	1,083,886	1,120,000
10% convertible promissory note to a related party due in quarterly installments commencing May 17, 2013 due February 17, 2017, 10% fixed rate	1,787,500	2,200,000
Promissory notes assumed in acquisition secured by accounts receivable, inventory and equipment due on demand, maturing January 25, 2013 and February 10, 2013, 7% fixed rate, which are now in default, accruing at 18%	979,863	942,774
Note payable collateralized by building due in monthly installments, maturing January 13, 2022, 15.49% fixed rate	—	30,217
Note payable collateralized by real estate due in monthly installments, maturing September 1, 2026, 6% variable rate	42,786	45,419
Note payable assumed in acquisition collateralized by equipment due in monthly installments, maturing January 20, 2013 to November 2, 2017, rates ranging from 4.99% to 12.93%	257,176	501,723
Note payable assumed in acquisition collateralized by equipment due in monthly capital lease installments, maturing September 14, 2014 to January 11, 2017, rates ranging from 11.23% to 12.08% (1)	807,376	1,528,198
Note payable assumed in acquisition due to a factoring company as part of an accounts receivable factoring arrangement, effective interest rate of 20.4%	—	229,693
Note payable collateralized by property and equipment due in monthly installments, maturing September 13, 2023, 3.25% variable rate	1,076,468	—
Promissory note to related party interest and principal due April 30, 2014, 13% fixed rate	1,382,341	—
Notes payable for MAG Tank™ financing, including $200 thousand to related parties, with interest due on the first of each month, maturing on various dates from November 14, 2014 to December 19, 2014, 15% fixed rate	1,443,652	—

	15,281,951	13,370,752

Less: current portion	(7,226,951)	(4,053,749)

Total Long-Term Debt	$8,055,000	$9,317,003
(1)	Includes notes classified as liabilities associated with assets held for sale of which $170 thousand is current and $67 thousand is long term
(2)

Note includes debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013 and as of the next measurement period, December 31, 2014.

(3)

Includes notes that contained debt covenants for which we were not in compliance at December 31, 2013. The lender waived the default provisions related to our non-compliance as of December 31, 2013, the Covenant’s next measurement period is as of December 31, 2014.

Schedule of Maturities of Long-term Debt [Table Text Block]
2014	$6,496,050
2015	3,285,256
2016	1,987,894
2017	2,123,192
2018	311,944
Thereafter	1,475,429
$15,679,765

2014	$7,226,951
2015	2,148,505
2016	1,986,680
2017	2,132,755
2018	311,928
Thereafter	1,475,132

$15,281,951